Interest and Finance Costs, net (Details Narrative) $ in Thousands	12 Months Ended			35 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2020 USD ($)
Change in fair value of non-hedging financial instruments	$ (5,656)	$ 770	$ (10,807)
Cash received from termination	(0)	(0)	477
Discount on lease liability	$ 2,435	0	$ 0
Interest Rate Swap [Member]
Number of floating-to-fixed interest rate swaps	11
Notional amount of floating-to-fixed interest rate swaps	$ 560,059
Fixed interest rate	1.87%
Floating rate basis	six-month LIBOR
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Interest Rate Cash Flow Hedge Liability at Fair Value	$ 36,183	$ 14,832
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	8,450
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Number of floating-to-fixed interest rate swaps		1
Interest Rate Cash Flow Hedge Liability at Fair Value		$ 187
Change in fair value of non-hedging financial instruments	187	(149)
Put Option [Member]
Change in fair value of non-hedging financial instruments	$ 207
Derivative, Number of Instruments Held	6
Derivative, Cost of Hedge	$ 1,246
Call Option [Member]
Bunker call option premium				$ 1,602
Call Option [Member] | Not Designated as Hedging Instrument [Member]
Change in fair value of non-hedging financial instruments	(146)	$ (203)
Number of bunker call option agreements held		1
Fair value asset of bunker swap agreement		$ 147
Swap [Member] | Not Designated as Hedging Instrument [Member]
Change in fair value of non-hedging financial instruments	$ (5,904)	$ 1,122
Number of bunker swap agreements held	18	25
Fair value of bunker swap agreement	$ (8,755)	$ (2,850)
Swap [Member] | Not Designated as Hedging Instrument [Member] | VLCC Ullyses [Member]
Change in fair value of non-hedging financial instruments	(3,264)
Cash received from termination	$ 1,470